Schedule of Management Fees (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011 Restated
Management Fees	$ 24,200	$ 16,800	$ 17,800
Expense Reimbursement	500	500	500
Incentive Compensation